IMPAIRMENT REVIEW (Tables)	12 Months Ended
Dec. 31, 2021
IMPAIRMENT REVIEW
Schedule of impairment loss by CGU

The total amount of impairment loss and reversal of impairment charges for the year ended December 31, 2021, 2020 and 2019 was allocated to the long-lived assets carrying amounts as follows:

	2021	2020			2019
	MTS			MTS	MTS
	Turkmenistan	Entertainment	Kinopolis	Turkmenistan	Turkmenistan
Goodwill		1,281	—	—	—
Property, plant and equipment	(10)	—		(66)	(114)
Investment property		—	807	—	—
Other intangible assets		—	—	—	(34)

Total	(10)	1,281	807	(66)	(148)

Schedule of OIBDA margin applied for value-in-use calculation of related CGUs

December 31, sick
CGU	2021	2020

Russia Convergent	41.3%-46.9%	43.2%-44.3%
Armenia	53.5%-60.3%	51.8%-54.0%
MGTS Commercial	59.9%-63.0%	Not available
MGTS Service	42.5%-51.8%	Not available
Nvision Czech Republic	4.3%-5.0%	3.5%-5.2%
Entertainment	4.8%-12%	8.8%-32%
Cloud	37.7%-67.3%	41.3%-69.0%

Schedule of capital expenditure as a percentage of revenue applied for value-in-use calculations of related CGUs

	December 31,
CGU	2021	2020

Russia Convergent	18%	20.9%
Armenia	22%	22.2%
MGTS Commercial	16%	Not available
MGTS Service	16%	Not available
Nvision Czech Republic	1%	1.2%
Entertainment	3%	0.0%
Cloud	17%	15.4%

Schedule of terminal growth rates applied for value in-use-calculation of related CGUs

	December 31,
CGU	2021	2020

Russia Convergent	1%	1%
Armenia	nil	nil
MGTS Commercial	1%	Not available
MGTS Service	1%	Not available
Nvision Czech Republic	2%	2%
Entertainment	1.5%	1.5%
Cloud	1%	1%

Schedule of pre-tax rates for discounting cash flows in functional currencies of related CGUs

	December 31,
CGU	2021	2020

Russia Convergent	10.1%	11.4%
Armenia	11.2%	13.3%
MGTS Commercial	12.7%	Not available
MGTS Service	9.9%	Not available
Nvision Czech Republic	6.0%	6.1%
Entertainment	13.1%	13.6%
Cloud	13.6%	13.2%